ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative)	9 Months Ended
Mar. 31, 2022
ORGANIZATION AND DESCRIPTION OF BUSINESS
Entity Incorporation, Date of Incorporation	Sep. 06, 2019